Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes
Schedule of current tax assets and tax liabilities and movementos of deferred income tax

	2020	2019
Current tax assets
Income tax (1)	1,823,027	190,605
Credit tax balance (2)	1,311,693	614,005
Other taxes (3)	841,575	714,197
	3,976,295	1,518,807
Non-current tax assets
Deferred tax assets	7,673,912	6,809,347
Income tax credits (4)	397,821	—
	8,071,733	6,809,347

Current tax liabilities
Income tax payable (5)	811,197	1,967,353
Industry and commerce tax	161,813	195,776
National tax and surcharge on gasoline	137,710	145,569
Carbon tax	64,091	54,586
Value added tax	5,607	33,098
Other taxes (6)	63,465	174,397
	1,243,883	2,570,779

Non-current tax liabilities
Deferred tax liabilities	1,639,206	1,328,831
Income tax payable (7)	226,848	70,543
	1,866,054	1,399,374

(1)

Given the payment for self-withholdings during the year, credit for foreign tax paid, credit for 50% of the industry and commerce paid, and VAT credit for acquisition of real productive fixed assets, a favorable balance is generated for the term.

(2)	Corresponds mainly to the Ecopetrol´s value added tax (VAT) and industry and commerce tax in favour.
(3)	Includes the VAT credit derived from the acquisition of real productive fixed assets, following Article 95 of Law 2010 of 2019 and municipal advance payments and self-withholdings.
(4)	Corresponds to the effective VAT credit paid on the acquisition of real productive fixed assets, which, given the limitations established by law, will be used in future income tax returns.
(5)

In addition to the income tax recognized as a current liability, it includes the short-term portion of the liability of “works for taxes” related to Ecopetrol and Cenit, the income tax payment mechanism for 2017, established in Law 1819 of 2016 for COP$94,185 and COP$39,379 respectively.

(6)	It mainly includes royalties, transport tax among others.
(7)

The advance payment mechanism of “works for taxes” is regulated by article 238 of Law 1819 of 2016 - Tax reform, which established it as a form of payment in respect of income tax payable for the years 2017, 2018 and 2019. In compliance therewith, in May 2018, 2019 and 2020, the Group’s companies recognized an asset and a liability for the value of the projects designated for each fiscal year.

Schedule of income tax expense

	2020	2019	2018
Current income tax (1)	2,861,606	7,117,040	7,539,093
Deferred income tax (2)	(791,824)	(2,365,108)	783,136
Adjustments to prior years’ current and deferred tax	(31,121)	(33,519)	(63,744)
Income tax expenses	2,038,661	4,718,413	8,258,485

(1)The variation mainly corresponds to the difference between the bases for determining the tax (COP$4,776,521 in 2020 and COP$19,723,568 in 2019), due to the decrease of the profit.

(2)Includes COP$383,346 of tax related to the acquisition Chevron´s stake in the Guajira Association contract (Note 12). Additionally, the deferred tax from tax losses, presumptive income excesses, asset retirement obligation update, among others. This tax was calculated on temporary differences, using the current tax rates at the time of recovery or use.

Schedule of Reconciliation of the income tax expenses

The reconciliation between the income tax expense and the current tax applicable to the Ecopetrol Business Group in Colombia is as follows:

	2020	2019	2018
Net income before income tax	4,776,514	19,723,568	20,613,875
Statutory rate	32.0%	33.0%	37.0%
Income tax at statutory rate	1,528,484	6,508,777	7,627,134
Effective tax rate reconciliation items:
Non–deductible expenses	289,043	295,550	379,633
Reversal of deferred tax recognized in prior years	245,508	—	—
Rate differential adjustment	14,974	132,888	172,352
Impairment of non–current assets	—	57,646	(128,461)
Variation in equity accounting method in Invercolsa	7,002	(2,943)	—
Non–taxable income (1)	(35,471)	(524,658)	(119,963)
Prior years’ taxes (2)	(50,159)	(33,519)	(63,744)
Foreign currency translation and exchange difference	59,852	(54,319)	751,210
Tax discounts and tax credit	(20,572)	(110,857)	—
Ecopetrol U.S.A. adjustment income tax (3)	—	(1,550,152)	—
Effect of tax reform	—	—	(359,676)
Income tax calculated	2,038,661	4,718,413	8,258,485
Effective tax rate	42.7%	23.9%	40.1%
Current	2,583,832	7,127,492	7,416,038
Deferred (4)	(545,171)	(2,409,079)	842,447
	2,038,661	4,718,413	8,258,485

(1)	It includes mainly the non-taxable dividends.
(2)	It includes the update effect of 2020 deferred tax compared to 2019 for COP$19,038.
(3)

In 2019, two companies, Ecopetrol USA Inc. and Ecopetrol Permian, were incorporated e in the United States for the development of the unconventional hydrocarbons business. US tax regulations business reorganizations (IRC Section 368 (a) (1) (F)) makes it possible to offset tax losses occurring in previous years with future income tax returns. Because the results of Ecopetrol America LLC and Ecopetrol Permian LLC will be consolidated into Ecopetrol USA Inc.’s financial statements, it will be responsible for the payment of taxes in the United States. The International Accounting Standard - IAS 12 establishes when a company has strong evidence that will allow it to offset the tax losses, it is possible to calculate a deferred tax asset. Additionally, the tax projections with the entry into operation of Ecopetrol Permian, allow to infer that it will generate enough income to recover the losses of previous years, therefore the recognition of deferred tax asset is feasible.

(4)	Includes COP$383,346 that corresponds to deferred tax liability of Guajira association (Note 12).

Schedule of deferred tax

	2020	2019
Deferred tax assets	7,673,912	6,809,347
Deferred tax liabilities	(1,639,206)	(1,328,831)
Net deferred income tax	6,034,706	5,480,516

Schedule of deferred income tax assets and liabilities

The detail of deferred tax assets and liabilities is as follows:

	2020	2019
Deferred tax assets (liabilities)
Loss carry forwards (1)	4,478,606	2,550,816
Provisions (2)	3,187,850	2,404,032
Employee benefits (3)	1,874,242	1,875,872
Accounts payable (4)	(10,626)	711,503
Loans and borrowings	846,019	920,203
Accounts receivable	183,843	139,410
Excess presumptive income	61,722	298,273
Other	47,269	(15,189)
Goodwill (5)	(366,346)	(363,968)
Property plant and equipment and Natural and environmental resources (6)	(4,267,873)	(3,040,436)
	6,034,706	5,480,516

(1)

In 2020, a deferred tax asset for tax losses carryforwards was recognized in the following companies: Ecopetrol USA Inc. (COP$1,663,411), Refinería de Cartagena (COP$1,601,570) and Ecopetrol S.A. (COP$1,189,973).

(2)	Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.
(3)	Actuarial calculations for health, pensions and bonds, education and other long-term benefits to employees.
(4)	The variation corresponds to the change in the methodology for the deferred tax in the estimated liabilities.
(5)

According to Colombian tax law, goodwill is subject to amortization, while under IFRS it is not amortized but such goodwill is subject to impairment tests, and any difference results in a deferred tax liability.

(6)

For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under international accounting standards. This item includes the amount of the capital gains of 10% tax rate applicable to the lands. The main variation is related to the income tax rate variation  from 31% to 30%.

Schedule of deferred tax

Deferred tax details are as follows:

	Loss					Excess
	carry			Accounts	Loans and	presumptive
	forwards	Provisions	Employee benefits	payable	borrowings	income
As of December 31, 2018	1,002,062	1,994,762	1,161,860	365,646	827,452	(37,638)
Profit or loss	1,548,754	409,270	(57,343)	345,857	92,751	335,911
OCI	—	—	771,355	—	—	—
As of December 31, 2019	2,550,816	2,404,032	1,875,872	711,503	920,203	298,273
Profit or loss	1,927,790	783,818	39,608	(722,129)	(74,184)	(236,551)
Increase due to business combinations (Guajira association)	—	—	—	—	—	—
OCI	—	—	(41,238)	—	—	—
As of December 31, 2020	4,478,606	3,187,850	1,874,242	(10,626)	846,019	61,722

	PPE and Natural		Accounts
	resources	Goodwill	receivable	Others	Total
As of December 31, 2018	(2,304,140)	(404,394)	79,591	(143,717)	2,541,484
Profit or loss	(736,296)	40,426	59,819	341,053	2,380,202
OCI	—	—	—	(114,520)	656,835
Increase in shareholding in Invercolsa	—	—	—	(98,005)	(98,005)
As of December 31. 2019	(3,040,436)	(363,968)	139,410	(15,189)	5,480,516
Profit or loss	(844,091)	(2,378)	44,433	(68,306)	848,010
Increase due to business combinations (Guajira association – Note 12)	(383,346)	—	—	—	(383,346)
OCI	—	—	—	130,764	89,526
As of December 31, 2020	(4,267,873)	(366,346)	183,843	47,269	6,034,706

Schedule of movements of deferred income tax

	2020	2019	2018
Opening balance	5,480,516	2,541,484	2,682,881
Deferred tax recognized in profit or loss	928,517	2,409,079	(842,447)
Increase due to business combination	(383,346)	(98,005)	—
Deferred tax recognized in other comprehensive income (a)	89,526	656,835	666,767
Foreign currency translation	(80,507)	(28,877)	34,283
Closing balance	6,034,706	5,480,516	2,541,484

(a)	The following is the detail of the income tax recorded in other comprehensive income:

Schedule of income tax recorded in other comprehensive income

December 31. 2020	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports (Note 30.3)	(1,186)	1,908	722
Hedge of a net investment in a foreign operation (Note 30.4)	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772

December 31. 2019	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	2,571,184	(771,355)	1,799,829
Cash flow hedging for future crude oil exports (Note 30.3)	(356,339)	118,008	(238,331)
Hedge of a net investment in a foreign operation (Note 30.4)	87,524	(26,257)	61,267
Hedge with derivatives instruments	(69,220)	22,769	(46,451)
	2,233,149	(656,835)	1,576,314

December 31. 2018	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(29,249)	33,539	4,290
Cash flow hedging for future crude oil exports (Note 30.3)	797,658	(264,284)	533,374
Hedge of a net investment in a foreign operation (Note 30.4)	1,382,278	(410,324)	971,954
Hedge with derivatives instruments	77,872	(25,698)	52,174
	2,228,559	(666,767)	1,561,792